CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED FEBRUARY 14, 2012
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 1, 2012

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”).  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Effective immediately, Michael T. Smith is no longer a Portfolio Manager of the Fund.  As such, all references to Michael T. Smith are deleted from the SAI.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective immediately, the following is added to the disclosure for Artisan Partners Limited Partnership, contained in the section entitled, “PORTFOLIO MANAGER DISCLOSURE” on page 49 of the SAI:

Large Capitalization Value Equity Investments
Artisan Partners Limited Partnership

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of December 31, 2011)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Daniel L. Kane*	7	$12.01 billion	5	$108.96 million	33	$2.82 billion

*     Portfolio Manager manages accounts for which advisory fee is totally or partially based on performance, the number of accounts and assets for which advisory fee is totally or partially based on performance as of December 31, 2011 can be found in the table below:

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of December 31, 2011)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Daniel L. Kane	0	0	0	0	1	$59.20 million

SMALL CAPITALIZATION GROWTH INVESTMENTS

Effective immediately, the following replaces the disclosure for Carl Wiese for Wall Street Associates LLC, contained in the section entitled, “PORTFOLIO MANAGER DISCLOSURE” on page 51 of the SAI:

Small Capitalization Growth Investments
Wall Street Associates LLC

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of December 31, 2011)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Luke Jacobson*	3	$244.3 mil	0	0	21	$938.2 mil

*     Portfolio Manager manages accounts for which advisory fee is totally or partially based on performance, the number of accounts and assets for which advisory fee is totally or partially based on performance as of December 31, 2011 can be found in the table below:

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of December 31, 2011)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Luke Jacobson	0	0	0	0	3	$115.37 mil